CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive (Loss) Income [Member]
Balance, shares at Dec. 31, 2019		5,000,000
Balance, amount at Dec. 31, 2019	$ 5,179,975	$ 5,000	$ 4,579,116	$ 379,952	$ 528,315	$ (312,408)
Issuance of ordinary shares in initial public offering, net, shares		1,333,333
Issuance of ordinary shares in initial public offering, net, amount	4,780,704	$ 1,333	4,779,371	0	0	0
Net income	1,208,696	0	0	0	1,208,696	0
Appropriation to statutory reserve	0	0	0	171,194	(171,194)	0
Foreign currency translation gain	471,554	0	0	0	0	471,554
Balance, amount at Dec. 31, 2020	11,640,929	$ 6,333	9,358,487	551,146	1,565,817	159,146
Balance, shares at Dec. 31, 2020		6,333,333
Net income	(1,249,881)	$ 0	0	0	(1,249,881)	0
Appropriation to statutory reserve	0	0	0	168,658	(168,658)	0
Foreign currency translation gain	232,001	$ 0	0	0	0	232,001
Issuance of ordinary shares, net, shares		1,515,000
Issuance of ordinary shares, net, amount	29,047,088	$ 6,000	29,041,088	0	0	0
Share-based compensation, amount	2,288,251	1,515	2,286,736	0	0	0
Balance, amount at Dec. 31, 2021	41,958,388	13,848	40,686,311	719,804	147,278	391,147
Net income	(1,688,903)	0	0	0	(1,688,903)	0
Appropriation to statutory reserve	0	$ 0	0	286,580	(286,580)	0
Issuance of ordinary shares, net, shares		31,598,333
Issuance of ordinary shares, net, amount	11,989,949	$ 8,000	11,981,949	0	0	0
Share-based compensation, amount	2,832,500	2,750	2,829,750	0	0	0
Issuance of ordinary shares for acquisition, amount	7,700,000	$ 7,000	7,693,000	0	0	0
Share-based compensation, shares		2,750,000
Issuance of ordinary shares for acquisition, shares		7,000,000
Foreign currency translation loss	(307,633)	$ 0	0	0	0	(307,633)
Balance, amount at Dec. 31, 2022	$ 62,484,301	$ 31,598	$ 63,191,010	$ 1,006,384	$ (1,828,205)	$ 83,514